SHARE-BASED PAYMENTS - Performance Share Units (Details) - Performance share units - EquityInstruments		12 Months Ended
	Mar. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Equity Instruments other than options
Outstanding, beginning balance		522,876	198,737
Awarded	160,637	160,637	324,139
Outstanding, ending balance		683,513	522,876